Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilties and Other and Other Long-Term Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]	Accrued Liabilities and Other and Other Long-Term Liabilities
Accrued Liabilities and Other

	June 30, 2021	December 31, 2020
	$	$
Accrued liabilities
Voyage and vessel expenses	91,854	140,029
Interest and distributions	27,987	31,765
Payroll and related liabilities	38,455	37,349
Deferred revenues – current	17,800	34,461
Current portion of derivative liabilities (note 10)	27,248	58,186
Office lease liability – current	2,416	1,607
Loans from equity-accounted investments	4,243	16,689
Asset retirement obligation – current	—	12,000
	210,003	332,086

Other Noncurrent Liabilities [Table Text Block]
Other Long-Term Liabilities

	June 30, 2021	December 31, 2020
	$	$
Deferred revenues and gains	21,567	23,732
Guarantee liabilities	10,741	11,818
Asset retirement obligation	10,839	37,996
Pension liabilities	10,267	9,172
Derivative liabilities (note 10)	29,130	33,566
Unrecognized tax benefits (note 12)	71,008	70,738
Office lease liability – long-term	11,465	9,396
Other	3,860	1,689
	168,877	198,107